STOCKHOLDERS EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders' equity
Stockholders' Equity

NOTE 8. STOCKHOLDERS’ EQUITY

Under the Company’s Certificate of Incorporation, the Board is authorized, without further stockholder action, to provide for the issuance of up to 10,000,000 shares of preferred stock, par value $0.0001 per share, in one or more series, to establish from time to time the number of shares to be included in each such series, and to fix the designation, powers, preferences and rights of the shares of each such series and the qualifications, limitations and restrictions thereof.

Series B Stock

As further discussed in “Note 6-Merger” above, on January 15, 2021, the Company issued 10,232 shares of its Series B Stock, which were convertible into an aggregate of 10,232,000 shares of common stock, to the stockholders of PHPM as partial consideration for the Merger with PHPM pursuant to the Merger Agreement.

The rights, preferences and privileges of the Series B Stock are set forth in the Certificate of Designation. Following receipt of the approval of the stockholders of the Company on June 10, 2021 for the Conversion, each share of Series B Stock automatically converted into (i) 881.5 shares of common stock and (ii) the right to receive up to 118.5 Holdback Shares, to be delivered 24 months after the date of issuance of the Series B Stock, subject to reduction for indemnification claims.

As of September 30, 2022, there were no shares of Series B Stock outstanding.

Series A Stock

On December 11, 2018, the Company closed its underwritten offering of 5,181,346 units for net proceeds of approximately $9.0 million (the “2018 Offering”). Each unit consisted of (i) one share of the Company’s Series A convertible preferred stock, par value $0.0001 per share (the “Series A Stock”), (ii) a two-year warrant to purchase one share of common stock at an exercise price of $1.93, and (iii) a five-year warrant to purchase one share of common stock at an exercise price of $1.93. In accordance with ASC 480, Distinguishing Liabilities from Equity, the estimated fair value of $1,800,016 for the beneficial conversion feature was recognized as a deemed dividend on the Series A Stock during the year ended December 31, 2020.

The table below sets forth a summary of the designation, powers, preferences and rights of the Series A Stock.

Conversion

Subject to the ownership limitations described below, the Series A Stock is convertible at any time at the option of the holder into shares of the Company’s common stock at a conversion ratio determined by dividing the stated value of the Series A Stock by a conversion price of $1.93 per share. The conversion price is subject to adjustment in the case of stock splits, stock dividends, combinations of shares and similar recapitalization transactions.

The Company will not affect any conversion of the Series A Stock, nor shall a holder convert its shares of Series A Stock, to the extent that such conversion would cause the holder to have acquired, through conversion of the Series A Stock or otherwise, beneficial ownership of a number shares of common stock in excess of 4.99% (or, at the election of the holder prior to the issuance of any shares of Series A Stock, 9.99%) of the common stock outstanding after giving effect to such exercise.

Dividends

In the event the Company pays dividends on its shares of common stock, the holders of the Series A Stock will be entitled to receive dividends on shares of Series A Stock equal, on an as-if-converted basis, to and in the same form as paid on the common stock. No other dividends will be paid on the shares of Series A Stock.

Liquidation

Upon any liquidation, dissolution or winding up of the Company after payment or provision for payment of debts and other liabilities of the Company, the holders of Series A Stock shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders an amount equal to the amount that a holder of common stock would receive if the Series A Stock were fully converted to common stock, which amounts will be paid pari passu with all holders of common stock.

Voting rights

Shares of Series A Stock will generally have no voting rights, except as required by law and except that the consent of holders of a majority of the then outstanding Series A Stock will be required to amend the terms of the Series A Stock or to take other action that adversely affects the rights of the holders of Series A Stock.

As of September 30, 2022, there were 210 shares of Series A Stock outstanding.

Common Stock and Pre-Funded Warrants

The Company’s Certificate of Incorporation authorizes it to issue 400,000,000 shares of $0.0001 par value common stock. As of September 30, 2022, and December 31, 2021, there were 29,980,183 and 25,206,914 shares of common stock issued and outstanding, respectively. As of September 30, 2022 and December 31, 2021, there were 15,856,032 and 10,033,274 pre-funded warrants outstanding, respectively.

May 2022 Private Placement (the “May 2022 Offering”)

On May 17, 2022, the Company entered into a securities purchase agreement with an institutional investor, a related party, pursuant to which the Company agreed to sell and issue to the investor 10,596,027 units in a private placement at a purchase price of $0.775 per unit. Each unit consisted of (i) one unregistered pre-funded warrant to purchase one share of common stock and (ii) one unregistered warrant to purchase one share of common stock (together with the pre-funded warrants, the “2022 Warrants”). In the aggregate, 21,192,054 shares of the Company’s common stock are underlying the 2022 Warrants. The net proceeds from the private placement, after direct offering expenses, were approximately $7.9 million. The fair value allocated to the pre-funded warrants and warrants was $4.2 million and $3.8 million, respectively.

Also, on May 17, 2022 and in connection with the May 2022 Offering, the Company entered into a registration rights agreement (the “May 2022 Registration Rights Agreement”) with the investor, pursuant to which the Company agreed to register for resale the shares of common stock issuable upon exercise of the 2022 Warrants within 120 days following the effective date of the May 2022 Registration Rights Agreement. Pursuant to the May 2022 Registration Rights Agreement, on May 25, 2022, the Company filed a resale registration statement on Form S-3 with the SEC, which went effective on June 3, 2022.

Additionally, in connection with the May 2022 Offering, the Company entered into a warrant amendment agreement (the “Warrant Amendment Agreement”) with the investor, in consideration for the investor’s purchase of units in the May 2022 Offering, pursuant to which the Company agreed to amend certain previously issued warrants held by the investor. The terms of the amended and restated warrants are described further below under “Note 8-Stockholders Equity-Warrants”.

July 2021 Private Placement (the “July 2021 Offering”)

On July 6, 2021, the Company entered into a securities purchase agreement with an institutional investor, a related party, pursuant to which the Company agreed to sell and issue to the investor 4,773,269 units in a private placement at a purchase price of $2.095 per unit. Each unit consisted of (i) one unregistered pre-funded warrant to purchase one share of common stock and (ii) one unregistered warrant to purchase one share of common stock (together with the pre-funded warrants, the “2021 Warrants”). In the aggregate, 9,546,538 shares of the Company’s common stock are underlying the 2021 Warrants. The net proceeds from the private placement, after deducting placement agent fees and other direct offering expenses, were approximately $9.2 million. The fair value allocated to the pre-funded warrants and warrants was $5.5 million and $4.5 million, respectively.

Also, on July 6, 2021 and in connection with the July 2021 Offering, the Company entered into a registration rights agreement (the “July 2021 Registration Rights Agreement”) with the investor, pursuant to which the Company agreed to register for resale the shares of common stock issuable upon exercise of the 2021 Warrants within 120 days following the effective date of the July 2021 Registration Rights Agreement. Pursuant to the July 2021 Registration Rights Agreement, on August 20, 2021, the Company filed a resale registration statement on Form S-3 with the SEC, which went effective on September 1, 2021.

Warrants

As of September 30, 2022, the Company has 31,524,794 warrants outstanding. The following table summarizes the Company’s warrant activity for the nine months ended September 30, 2022:

	Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2021	20,928,767	$1.45
Issued	10,596,027	0.63
Amended and restated	(9,206,120)	1.72	(1)
Amended and restated	9,206,120	0.63	(1)
Outstanding at September 30, 2022	31,524,794	$0.86

(1) This reflects the portion of the warrants that were amended and restated to lower the exercise price to $0.63 in connection with the May 2022 Warrant Amendment Agreement, which is described further below.

May 2022 Warrants

As described above, as a part of the May 2022 Offering, the Company issued unregistered warrants to purchase 10,596,027 shares of its common stock at an exercise price of $0.63 per share and contractual term of five and one-half years. The unregistered warrants were offered in a private placement under Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”) and Regulation D promulgated thereunder. In accordance with ASC 815, Derivatives and Hedging, these warrants are classified as equity and their relative fair value of approximately $3.8 million was recognized as additional paid in capital. The estimated fair value is determined using the Black-Scholes Option Pricing Model which is based on the value of the underlying common stock at the valuation measurement date, the remaining contractual term of the warrants, risk-free interest rates, expected dividends and expected volatility of the price of the underlying common stock.

July 2021 Warrants

As described above, as a part of the July 2021 Offering, the Company issued unregistered warrants to purchase 4,773,269 shares of its common stock at an exercise price of $1.97 per share and contractual term of five and one-half years. In connection with the May 2022 Offering, the unregistered warrants were subsequently amended by reducing the exercise price to $0.63 and extending the termination date of the warrants to January 8, 2029. The unregistered warrants were offered in a private placement under Section 4(a)(2) of the Securities Act and Regulation D promulgated thereunder. In accordance with ASC 815, these warrants are classified as equity and their relative fair value of approximately $4.5 million was recognized as additional paid in capital. The estimated fair value is determined using the Black-Scholes Option Pricing Model which is based on the value of the underlying common stock at the valuation measurement date, the remaining contractual term of the warrants, risk-free interest rates, expected dividends and expected volatility of the price of the underlying common stock

Warrants Issued for Services

In connection with the July 2021 Offering described above, the Company issued designees of the placement agent warrants to purchase 357,995 shares of common stock at an exercise price of $2.46 and a contractual term of five years. In accordance with ASC 815, these warrants are classified as equity and its estimated fair value of $558,472 was recognized as additional paid in capital. The estimated fair value is determined using the Black-Scholes Option Pricing Model which is based on the value of the underlying common stock at the valuation measurement date, the remaining contractual term of the warrant, risk-free interest rates, expected dividends and expected volatility of the price of the underlying common stock.

July 2020 Warrants

On July 6, 2020, the Company issued unregistered warrants to purchase 7,783,616 shares of its common stock at an exercise price of $0.903 per share and contractual term of five and one-half years. In connection with the May 2022 Offering, the unregistered warrants were subsequently amended by extending the termination date of the warrants to January 8, 2028.

March 2020 Warrants

On March 13, 2020, the Company issued unregistered warrants to purchase 2,360,313 shares of its common stock at an exercise price of $1.04 per share and contractual term of five and one-half years. In connection with the May 2022 Offering, the unregistered warrants were subsequently amended by reducing the exercise price to 0.63 and extending the termination date of the warrants to September 15, 2027.

December 2018 Warrants

On December 11, 2018, the Company issued warrants to purchase 5,181,346 shares of its common stock at an exercise price of $1.93 per share and contractual term of five years. In connection with the May 2022 Offering, 2,072,538 of these warrants were subsequently amended by reducing the exercise price to $0.63 and extending the termination date of the warrants to December 11, 2025.

Stock Options

2022 Stock Incentive Plan

In June 2022, the Company adopted the 2022 Stock Incentive Plan (the “2022 Plan”). Under the 2022 Plan, with the approval of the Board’s Compensation Committee, the Company may grant stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance units, cash-based awards or other stock-based awards. On June 9, 2022, the Company’s stockholders approved the 2022 Plan, which authorizes for issuance under the 2022 Plan a total of 1,100,000 shares of common stock. Upon approval by the stockholders, the 2022 Plan superseded and replaced the Tenax Therapeutics, Inc. 2016 Stock Incentive Plan, as amended (the “2016 Plan”) and all shares of common stock remaining authorized and available for issuance under the 2016 Plan and any shares subject to outstanding awards under the 2016 Plan that subsequently expire, terminate, or are surrendered or forfeited for any reason without issuance of shares automatically become available for issuance under our 2022 Plan.

The following table summarizes the shares available for grant under the 2022 Plan for the nine months ended September 30, 2022:

Shares Available for Grant
Balances, at December 31, 2021	-
Shares reserved under 2022 Plan	1,100,000
Shares rolled over from 2016 Plan	819,750
Options granted	(571,250)
Options cancelled/forfeited	195,000
Balances, at September 30, 2022	1,543,500

2022 Plan Stock Options

Stock options granted under the 2022 Plan may be either incentive stock options (“ISOs”) or nonqualified stock options (“NSOs”). ISOs may be granted only to employees. NSOs may be granted to employees, consultants and directors. Stock options under the 2022 Plan may be granted with a term of up to ten years and at prices no less than fair market value at the time of grant. Stock options granted generally vest over one to four years.

The following table summarizes the outstanding stock options under the 2022 Plan for the nine months ended September 30, 2022.

	Outstanding Options
	Number of Shares	Weighted Average Exercise Price
Balances at December 31, 2021	-	$-
Options granted	571,250	$0.62
Balances at September 30, 2022	571,250	$0.62

The Company chose the “straight-line” attribution method for allocating compensation costs of each stock option over the requisite service period using the Black-Scholes Option Pricing Model to calculate the grant date fair value.

The Company recorded compensation expense for stock option grants of $35,982 for the three months ended September 30, 2022, and 69,932 for the nine months ended September 30, 2022.

As of September 30, 2022, there were unrecognized compensation costs of approximately $219,314 related to non-vested stock option awards under the 2022 Plan that will be recognized on a straight-line basis over the weighted average remaining vesting period of 2.12 years.

The Company used the following assumptions to estimate the fair value of options granted under the 2022 Plan for the nine months ended September 30, 2022:

For the nine months ended September 30, 2022

Risk-free interest rate (weighted average)	3.08%
Expected volatility (weighted average)	102.01%
Expected term (in years)	7
Expected dividend yield	0.00%

Risk-Free Interest Rate	The risk-free interest rate assumption was based on U.S. Treasury instruments with a term that is consistent with the expected term of the Company’s stock options.
Expected Volatility

The expected stock price volatility for the Company’s common stock was determined by examining the historical volatility and trading history for its common stock over a term consistent with the expected term of its options.

Expected Term

The expected term of stock options represents the weighted average period the stock options are expected to remain outstanding. It was calculated based on the Company’s historical experience with its stock option grants.

Expected Dividend Yield	The expected dividend yield of 0% is based on the Company’s history and expectation of dividend payouts. The Company has not paid and does not anticipate paying any dividends in the near future.
Forfeitures

Stock compensation expense recognized in the statements of operations for the nine months ended September 30, 2022 is based on awards ultimately expected to vest, and it has been reduced for estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Forfeitures were estimated based on the Company’s historical experience.

2016 Stock Incentive Plan, as Amended

In June 2016, the Company adopted the 2016 Plan. Under the 2016 Plan, with the approval of the Board’s Compensation Committee, the Company could grant stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance units, cash-based awards or other stock-based awards. On June 13, 2019, the Company’s stockholders approved an amendment to the 2016 Plan which increased the number of shares of common stock authorized for issuance under the 2016 Plan to a total of 750,000 shares, up from 150,000 previously authorized. On June 10, 2021, the Company’s stockholders approved an additional amendment to the 2016 Plan which increased the number of shares of common stock authorized for issuance under the 2016 Plan to a total of 1.5 million shares, up from 750,000 previously authorized. In June 2022, the 2016 Plan was superseded and replaced by the 2022 Plan and no new awards will be granted under the 2016 Plan going forward. Any awards outstanding under the 2016 Plan on the date of approval of the 2022 Plan remain subject to the 2016 Plan. Upon approval of the 2022 Plan, all shares of common stock remaining authorized and available for issuance under the 2016 Plan and any shares subject to outstanding awards under the 2016 Plan that subsequently expire, terminate, or are surrendered or forfeited for any reason without issuance of shares automatically become available for issuance under our 2022 Plan.

The following table summarizes the outstanding stock options under the 2016 Plan for the nine months ended September 30, 2022.

Balances at December 31, 2021	663,250	$1.90
Options cancelled/forfeited	(195,000)	$1.62
Balances at September 30, 2022	468,250	$2.02

2016 Plan Stock Options

Stock options granted under the 2016 Plan could be either incentive stock options (“ISOs”) or nonqualified stock options (“NSOs”). ISOs could be granted only to employees. NSOs could be granted to employees, consultants and directors. Stock options under the 2016 Plan could be granted with a term of up to ten years and at prices no less than fair market value at the time of grant. Stock options granted under the 2016 Plan generally vest over three to four years.

The Company chose the “straight-line” attribution method for allocating compensation costs of each stock option granted under the 2016 Plan over the requisite service period using the Black-Scholes Option Pricing Model to calculate the grant date fair value.

The Company recorded compensation expense for these stock option grants under the 2016 Plan of $25,831 and $139,983 for the three months ended September 30, 2022 and 2021, and $91,536 and $322,641 for the nine months ended September 30, 2022 and 2021, respectively.

As of September 30, 2022, there were unrecognized compensation costs of approximately $64,309 related to non-vested stock option awards under the 2016 Plan that will be recognized on a straight-line basis over the weighted average remaining vesting period of 0.62 years.

1999 Stock Plan, as Amended and Restated

In October 2000, the Company adopted the 1999 Stock Plan, as amended and restated on June 17, 2008 (the “1999 Plan”). Under the 1999 Plan, with the approval of the Compensation Committee of the Board of Directors, the Company could grant stock options, restricted stock, stock appreciation rights and new shares of common stock upon exercise of stock options. On March 13, 2014, the Company’s stockholders approved an amendment to the 1999 Plan which increased the number of shares of common stock authorized for issuance under the 1999 Plan to a total of 200,000 shares, up from 15,000 previously authorized. On September 15, 2015, the Company’s stockholders approved an additional amendment to the 1999 Plan which increased the number of shares of common stock authorized for issuance under the 1999 Plan to a total of 250,000 shares, up from 200,000 previously authorized. The 1999 Plan expired on June 17, 2018 and no new grants may be made under that plan after that date. However, unexpired awards granted under the 1999 Plan remain outstanding and subject to the terms of the 1999 Plan.

1999 Plan Stock Options

Stock options granted under the 1999 Plan may be ISOs or NSOs. ISOs could be granted only to employees. NSOs could be granted to employees, consultants and directors. Stock options under the 1999 Plan could be granted with a term of up to ten years and at prices no less than fair market value for ISOs and no less than 85% of the fair market value for NSOs. Stock options granted generally vest over one to three years.

The following table summarizes the outstanding stock options under the 1999 Plan for the nine months ended September 30, 2022:

Balances at December 31, 2021	36,317	$42.26
Options cancelled/forfeited	(17,597)	$28.00
Balances at September 30, 2022	18,720	$55.66

The Company chose the “straight-line” attribution method for allocating compensation costs of each stock option over the requisite service period using the Black-Scholes Option Pricing Model to calculate the grant date fair value.

The Company recorded compensation expense for stock option grants of $0 and $1,290 for the three and nine months ended September 30, 2022 and 2021, respectively.

As of September 30, 2021, there were no unrecognized compensation costs related to non-vested stock option awards under the 1999 Plan.

Inducement Stock Options

The Company granted two employment inducement stock option awards, one for 100,000 shares of common stock and the other for 250,000 shares of common stock, to its new CEO on July 6, 2021.

The employment inducement stock option for 100,000 shares of common stock was awarded in accordance with the employment inducement award exemption provided by Nasdaq listing rule 5635(c)(4) and was therefore not awarded under the Company’s stockholder approved equity plan. The option award was to vest as follows: 50% upon initiation of a Phase 3 trial for levosimendan by June 30, 2022; and 50% upon initiation of a Phase 3 trial for imatinib by June 30, 2022. The options had a 10-year term and an exercise price of $1.97 per share, the July 6, 2021 closing price of our common stock. As of June 30, 2022, none of the vesting milestones had been achieved and the options were subsequently cancelled. The estimated fair value of this inducement stock option award was $178,291 using a Black-Scholes option pricing model based on market prices and the following assumptions at the date of inducement option grant: risk-free interest rate of 1.37%, dividend yield of 0%, volatility factor for our common stock of 103.50% and an expected life of 10 years.

The employment inducement stock option award for 250,000 shares of common stock also was awarded in accordance with the employment inducement award exemption provided by Nasdaq listing rule 5635(c)(4) and was therefore not awarded under the Company’s stockholder approved equity plan. The option award will vest as follows: 25% on the one-year anniversary of the CEO’s employment start date and an additional 25% on each of the following three anniversaries of the CEO’s employment start date, subject to continued employment. The options have a 10-year term and an exercise price of $1.97 per share, the July 6, 2021 closing price of our common stock. As of September 30, 2022, none of the vesting milestones have been achieved. The estimated fair value of this inducement stock option award was $403,180 using a Black-Scholes option pricing model based on market prices and the following assumptions at the date of inducement option grant: risk-free interest rate of 1.13%, dividend yield of 0%, volatility factor for our common stock of 99.36% and an expected life of 7 years.

The Company granted an employment inducement stock option award for 250,000 shares of common stock to our chief medical officer on January 15, 2021. This employment inducement stock option was awarded in accordance with the employment inducement award exemption provided by Nasdaq listing rule 5635(c)(4) and was therefore not awarded under the Company’s stockholder approved equity plan. The option award will vest as follows: 25% upon initiation of a Phase 3 trial; 25% upon database lock; 25% upon acceptance for review of an investigational NDA; and 25% upon approval. The options have a 10-year term and an exercise price of $1.78 per share, the January 15, 2021 closing price of our common stock. As of September 30, 2022, none of the remaining vesting milestones have been achieved. The estimated fair value of the inducement stock option award granted was $402,789 using a Black-Scholes option pricing model based on market prices and the following assumptions at the date of inducement option grant: risk-free interest rate of 1.11%, dividend yield of 0%, volatility factor for our common stock of 103.94% and an expected life of 10 years.

Inducement stock option compensation expense totaled $24,296 and $117,741 for the three and nine months ended September 30, 2022, respectively. As of September 30, 2022, there was approximately $468,000 of remaining unrecognized compensation expense related to these inducement stock options.

NOTE F-STOCKHOLDERS’ EQUITY

Under the Company’s Certificate of Incorporation, the Board is authorized, without further stockholder action, to provide for the issuance of up to 10,000,000 shares of preferred stock, par value $0.0001 per share, in one or more series, to establish from time to time the number of shares to be included in each such series, and to fix the designation, powers, preferences and rights of the shares of each such series and the qualifications, limitations and restrictions thereof.

Series B Stock

As further discussed in “Note E-Merger” above, on January 15, 2021 the Company issued 10,232 shares of its Series B Stock, which were convertible into an aggregate of 10,232,000 shares of common stock, to the stockholders of PHPM as partial consideration for the Merger with PHPM pursuant to the Merger Agreement.

The rights, preferences and privileges of the Series B Stock are set forth in the Certificate of Designation. Following receipt of the approval of the stockholders of the Company on June 10, 2021 for the Conversion, each share of Series B Stock automatically converted into (i) 881.5 shares of common stock and (ii) the right to receive up to 118.5 Holdback Shares, to be delivered 24 months after the date of issuance of the Series B Stock, subject to reduction for indemnification claims.

As of December 31, 2021, there were no shares of Series B Stock outstanding.

Series A Stock

On December 11, 2018, the Company closed its underwritten offering of 5,181,346 units for net proceeds of approximately $9.0 million (the “2018 Offering”). Each unit consisted of (i) one share of the Company’s Series A convertible preferred stock, par value $0.0001 per share (the “Series A Stock”), (ii) a two-year warrant to purchase one share of common stock at an exercise price of $1.93, and (iii) a five-year warrant to purchase one share of common stock at an exercise price of $1.93. In accordance with ASC 480, Distinguishing Liabilities from Equity, the estimated fair value of $1,800,016 for the beneficial conversion feature was recognized as a deemed dividend on the Series A Stock during the year ended December 31, 2020.

The table below sets forth a summary of the designation, powers, preferences and rights of the Series A Stock.

Conversion

Subject to the ownership limitations described below, the Series A Stock is convertible at any time at the option of the holder into shares of the Company’s common stock at a conversion ratio determined by dividing the stated value of the Series A Stock by a conversion price of $1.93 per share. The conversion price is subject to adjustment in the case of stock splits, stock dividends, combinations of shares and similar recapitalization transactions.

The Company will not affect any conversion of the Series A Stock, nor shall a holder convert its shares of Series A Stock, to the extent that such conversion would cause the holder to have acquired, through conversion of the Series A Stock or otherwise, beneficial ownership of a number shares of common stock in excess of 4.99% (or, at the election of the holder prior to the issuance of any shares of Series A Stock, 9.99%) of the common stock outstanding after giving effect to such exercise.

Dividends

In the event the Company pays dividends on its shares of common stock, the holders of the Series A Stock will be entitled to receive dividends on shares of Series A Stock equal, on an as-if-converted basis, to and in the same form as paid on the common stock. No other dividends will be paid on the shares of Series A Stock.

Liquidation

Upon any liquidation, dissolution or winding up of the Company after payment or provision for payment of debts and other liabilities of the Company, the holders of Series A Stock shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders an amount equal to the amount that a holder of common stock would receive if the Series A Stock were fully converted to common stock, which amounts will be paid pari passu with all holders of common stock.

Voting rights

Shares of Series A Stock will generally have no voting rights, except as required by law and except that the consent of holders of a majority of the then outstanding Series A Stock will be required to amend the terms of the Series A Stock or to take other action that adversely affects the rights of the holders of Series A Stock.

As of December 31, 2021, there were 210 shares of Series A Stock outstanding.

Common Stock and Pre-Funded Warrants

The Company’s Certificate of Incorporation authorizes it to issue 400,000,000 shares of $0.0001 par value common stock. As of December 31, 2021, and December 31, 2020, there were 25,206,914 and 12,619,369 shares of common stock issued and outstanding, respectively. As of December 31, 2021, there were 10,033,274 pre-funded warrants outstanding.

July 2021 Private Placement (the “July 2021 Offering”)

On July 6, 2021, the Company entered into a securities purchase agreement with an institutional investor pursuant to which the Company agreed to sell and issue to the investor 4,773,269 Units in a private placement at a purchase price of $2.095 per unit. Each Unit consisted of (i) one unregistered pre-funded warrant to purchase one share of common stock and (ii) one unregistered warrant to purchase one share of common stock (together with the pre-funded warrants, the “2021 Warrants”). In the aggregate, 9,546,538 shares of the Company’s common stock are underlying the 2021 Warrants. The net proceeds from the private placement, after deducting placement agent fees and other direct offering expenses, were approximately $9.2 million. The fair value allocated to the pre-funded warrants and warrants was $5.5 million and $4.5 million, respectively.

Also, on July 6, 2021 and in connection with the July 2021 Offering, the Company entered into a registration rights agreement (the “July 2021 Registration Rights Agreement”) with the investor, pursuant to which the Company agreed to register for resale the shares of common stock issuable upon exercise of the 2021 Warrants within 120 days following the effective date of the July 2021 Registration Rights Agreement. Pursuant to the July 2021 Registration Rights Agreement, on August 20, 2021, the Company filed a resale registration statement on Form S-3, which went effective on September 1, 2021.

July 2020 Registered Direct Offering and Private Placement (the “July 2020 Offering”)

On July 6, 2020, the Company completed a registered direct offering with an investor for the issuance and sale of 2,523,611 shares of its common stock at a purchase price of $1.0278 per share and pre-funded warrants to purchase up to 652,313 shares of its common stock, at a purchase price of $1.0277 per pre-funded warrant (which represents the per share offering price for the common stock less $0.0001, the exercise price of each pre-funded warrant). The Company issued in a concurrent private placement unregistered pre-funded warrants to purchase up to 4,607,692 shares of common stock at the same purchase price as the registered pre-funded warrants, and unregistered common stock warrants to purchase up to 7,783,616 shares of common stock for aggregate gross proceeds of approximately $8.0 million, priced at-the-market under Nasdaq rules. The unregistered warrants have an exercise price of $0.903 per share and exercise period commencing immediately upon the issuance date and a term of five and one-half years. The net proceeds from the offerings, after deducting placement agent fees and other direct offering expenses were approximately $6.5 million. The fair value allocated to the common stock, pre-funded warrants and warrants was $1.5 million, $3.0 million and $3.5 million, respectively.

Also, on July 6, 2020 and in connection with the concurrent private placement, the Company entered into a registration rights agreement (the “July 2020 Registration Rights Agreement”) with the investor, pursuant to which the Company agreed to register for resale the shares of common stock issuable upon exercise of the unregistered pre-funded warrants and the unregistered warrants within 120 days following the date of the Registration Rights Agreement. Pursuant to the Registration Rights Agreement, on August 20, 2020, the Company filed a resale registration statement on Form S-3, which went effective on September 30, 2020.

March 2020 Registered Direct Offering and Private Placement (the “March 2020 Offering”)

On March 13, 2020, the Company completed a registered direct offering to an investor for the issuance and sale of 750,000 shares of its common stock at a purchase price of $1.1651 per share and pre-funded warrants to purchase up to 1,610,313 shares of its common stock, at a purchase price of $1.1650 per pre-funded warrant (which represents the per share offering price for the common stock less $0.0001, the exercise price of each pre-funded warrant), for gross proceeds of approximately $2.75 million, priced at-the-market under Nasdaq rules. Additionally, in a concurrent private placement, the Company issued to the investor unregistered warrants to purchase up to 2,360,313 shares of its common stock. The unregistered warrants have an exercise price of $1.04 per share and exercise period commencing immediately upon the issuance date and a term of five and one-half years. The net proceeds from the offerings, after deducting placement agent fees and other direct offering expenses were approximately $2.1 million. The fair value allocated to the common stock, pre-funded warrants and warrants was $0.5 million, $1.1 million and $1.1 million, respectively.

Warrants

During the year ended December 31, 2021, the Company received approximately $545,000 and issued 282,202 shares of common stock upon the exercise of previously outstanding warrants issued in connection with the Company’s December 2018 Offering.

During the year ended December 31, 2021, the Company issued 519,374 shares of common stock upon the cashless exercise of previously outstanding placement agent warrants issued in connection with the Company’s July 2020 and March 2020 Offerings.

As of December 31, 2021, the Company has 20,928,767 warrants outstanding. The following table summarizes the Company’s warrant activity for the year ended December 31, 2020 and 2021:

	Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2019	10,519,945	$1.94
Issued	11,310,480	0.98
Exercised	(877,202)	1.93
Expired	(4,354,144)	1.93
Outstanding at December 31, 2020	16,599,079	$1.29
Issued	5,131,264	2.00
Exercised	(801,576)	1.54
Outstanding at December 31, 2021	20,928,767	$1.45

July 2021 Warrants

As described above, as a part of the July 2021 Offering, the Company issued unregistered warrants to purchase 4,773,269 shares of its common stock at an exercise price of $1.97 per share and contractual term of five and one-half years. The unregistered warrants were offered in a private placement under Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”) and Regulation D promulgated thereunder. In accordance with ASC 480, these warrants are classified as equity and their relative fair value of approximately $4.5 million was recognized as additional paid in capital. The estimated fair value is determined using the Black-Scholes Option Pricing Model which is based on the value of the underlying common stock at the valuation measurement date, the remaining contractual term of the warrants, risk-free interest rates, expected dividends and expected volatility of the price of the underlying common stock.

July 2020 Warrants

As described above, as a part of the July 2020 offering, the Company issued unregistered warrants to purchase 7,783,616 shares of its common stock at an exercise price of $0.903 per share and contractual term of five and one-half years. The unregistered warrants were offered in a private placement under Section 4(a)(2) of the Securities Act, and Regulation D promulgated thereunder. In accordance with ASC 815, Derivatives and Hedging, these warrants are classified as equity and their relative fair value of approximately $3.5 million was recognized as additional paid in capital. The estimated fair value is determined using the Black-Scholes Option Pricing Model which is based on the value of the underlying common stock at the valuation measurement date, the remaining contractual term of the warrants, risk-free interest rates, expected dividends and expected volatility of the price of the underlying common stock.

March 2020 Warrants

As described above, as part of the March 2020 Offering, the Company issued unregistered warrants to purchase 2,360,313 shares of its common stock at an exercise price of $1.04 per share and contractual term of five and one-half years. The unregistered warrants were offered in a private placement under Section 4(a)(2) of the Securities Act, and Regulation D promulgated thereunder. In accordance with ASC 815, Derivatives and Hedging, these warrants are classified as equity and their relative fair value of approximately $1.1 million was recognized as additional paid in capital. The estimated fair value is determined using the Black-Scholes Option Pricing Model which is based on the value of the underlying common stock at the valuation measurement date, the remaining contractual term of the warrants, risk-free interest rates, expected dividends and expected volatility of the price of the underlying common stock.

Warrants Issued for Services

In connection with the July 2021 Offering described above, the Company issued designees of the placement agent warrants to purchase 357,995 shares of common stock at an exercise price of $2.46 and a contractual term of five years. In accordance with ASC 815, Derivatives and Hedging, these warrants are classified as equity and its estimated fair value of $558,472 was recognized as additional paid in capital. The estimated fair value is determined using the Black-Scholes Option Pricing Model which is based on the value of the underlying common stock at the valuation measurement date, the remaining contractual term of the warrant, risk-free interest rates, expected dividends and expected volatility of the price of the underlying common stock.

In connection with the July 2020 Offering described above, the Company issued designees of the placement agent warrants to purchase 583,771 shares of common stock at an exercise price of $1.2848 and a contractual term of five years. In accordance with ASC 815, these warrants are classified as equity and its estimated fair value of $399,445 was recognized as additional paid in capital. Additionally, the Company issued to its previous underwriter a warrant to purchase 311,345 shares of common stock at an exercise price of $1.2848 per share and contractual term of five years. In accordance with ASC 815, this warrant is classified as equity and its estimated fair value of $213,038 was recognized as additional paid in capital. The estimated fair value is determined using the Black-Scholes Option Pricing Model which is based on the value of the underlying common stock at the valuation measurement date, the remaining contractual term of the warrant, risk-free interest rates, expected dividends and expected volatility of the price of the underlying common stock.

In connection with the March 2020 Offering described above, the Company issued designees of the placement agent warrants to purchase 177,023 shares of common stock at an exercise price of $1.4564 and a contractual term of five years. In accordance with ASC 815, these warrants are classified as equity and its estimated fair value of $66,201 was recognized as additional paid in capital. Additionally, the Company issued to its previous underwriter a warrant to purchase 94,413 shares of common stock at an exercise price of $1.4564 per share and contractual term of five years. In accordance with ASC 815, this warrant is classified as equity and its estimated fair value of $35,308 was recognized as additional paid in capital. The estimated fair value is determined using the Black-Scholes Option Pricing Model which is based on the value of the underlying common stock at the valuation measurement date, the remaining contractual term of the warrant, risk-free interest rates, expected dividends and expected volatility of the price of the underlying common stock.

Stock Options

The following table summarizes all options outstanding as of December 31, 2021:

	Options Outstanding at December 31, 2021		Options Exercisable and Vested at December 31, 2021
Exercise Price	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Options	Weighted Average Exercise Price
$0.66 to $1.85	539,500	8.1	237,171	$1.43
$1.97 to $11.20	135,750	4.7	37,000	$7.60
$41.40 to $63.20	19,500	4.7	19,500	$46.54
$68.40 to $748.00	4,817	2.4	4,817	$103.99
	699,567	7.3	298,488	$6.80

The following table summarizes options outstanding that have vested and are expected to vest based on options outstanding as of December 31, 2021:

	Number of Option Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)	Weighted Average Remaining Contractual Life (Years)
Vested	296,488	$6.80	$190	7.4
Vested and expected to vest	655,451	$4.13	$190	7.3

(1)

Amount represents the difference between the exercise price and $1.04, the closing price of Tenax Therapeutics’ stock on December 31, 2021, as reported on the Nasdaq Capital Market, for all in-the-money options outstanding.

2016 Stock Incentive Plan

In June 2016, the Company adopted the 2016 Stock Incentive Plan (the “2016 Plan”). Under the 2016 Plan, with the approval of the Board’s Compensation Committee, the Company may grant stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance units, cash-based awards or other stock-based awards. On June 16, 2016, the Company’s stockholders approved the 2016 Plan and authorized for issuance under the 2016 Plan a total of 150,000 shares of common stock. On June 13, 2019, the Company’s stockholders approved an amendment to the 2016 Plan which increased the number of shares of common stock authorized for issuance under the 2016 Plan to a total of 750,000 shares, up from 150,000 previously authorized.

On June 10, 2021, the Company’s stockholders approved an amendment to the 2016 Plan which increased the number of shares of common stock authorized for issuance under the 2016 Plan to a total of 1.5 million shares, up from 750,000 previously authorized.

The following table summarizes the shares available for grant under the Plan for the years ended December 31, 2021 and 2020:

Shares Available for Grant
Balances, at December 31, 2019	697,500
Options granted	(341,000)
Balances, at December 31, 2020	356,500
Additional shares reserved	750,000
Options granted	(378,750)
Options cancelled/forfeited	92,000
Balances, at December 31, 2021	819,750

2016 Plan Stock Options

Stock options granted under the 2016 Plan may be either incentive stock options (“ISOs”), or nonqualified stock options (“NSOs”). ISOs may be granted only to employees. NSOs may be granted to employees, consultants and directors. Stock options under the 2016 Plan may be granted with a term of up to ten years and at prices no less than fair market value at the time of grant. Stock options granted generally vest over three to four years.

The following table summarizes the outstanding stock options under the 2016 Plan for the years ended December 31, 2021 and 2020:

	Outstanding Options
	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
Balances at December 31, 2019	52,500	$5.89
Options granted	341,000	$1.18
Balances at December 31, 2020	393,500	$1.81
Options granted	378,750	$1.88
Options exercised	(17,000)	$1.18
Options cancelled/forfeited	(92,000)	$1.59
Balances at December 31, 2021	663,250	$1.90	$190	(1)

(1)

Amount represents the difference between the exercise price and $1.04, the closing price of Tenax Therapeutics’ stock on December 31, 2021, as reported on the Nasdaq Capital Market, for all in-the-money options outstanding.

The Company chose the “straight-line” attribution method for allocating compensation costs of each stock option over the requisite service period using the Black-Scholes Option Pricing Model to calculate the grant date fair value.

The Company used the following assumptions to estimate the fair value of options granted under the 2016 Plan for the years ended December 31, 2021 and 2020:

	For the year ended December 31,
	2021	2020
Risk-free interest rate (weighted average)	0.72%	1.02%
Expected volatility (weighted average)	101.60%	97.63%
Expected term (in years)	6.7	7
Expected dividend yield	0.00%	0.00%
Risk-Free Interest Rate	The risk-free interest rate assumption was based on U.S. Treasury instruments with a term that is consistent with the expected term of the Company’s stock options.

Expected Volatility

The expected stock price volatility for the Company’s common stock was determined by examining the historical volatility and trading history for its common stock over a term consistent with the expected term of its options.

Expected Term

The expected term of stock options represents the weighted average period the stock options are expected to remain outstanding. It was calculated based on the Company’s historical experience with its stock option grants.

Expected Dividend Yield	The expected dividend yield of 0% is based on the Company’s history and expectation of dividend payouts. The Company has not paid and does not anticipate paying any dividends in the near future.

Forfeitures

As stock-based compensation expense recognized in the statement of operations for the years ended December 31, 2021 and 2020 is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Forfeitures were estimated based on the Company’s historical experience.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2021 and 2020 was $1.53 and $0.95, respectively.

The Company recorded compensation expense for these stock options grants of $391,801 and $218,148 for the years ended December 31, 2021 and 2020, respectively.

As of December 31, 2021, there were unrecognized compensation costs of approximately $167,000 related to non-vested stock option awards under the 2016 Plan that will be recognized on a straight-line basis over the weighted average remaining vesting period of 0.82 years.

1999 Stock Plan

In October 2000, the Company adopted the 1999 Stock Plan, as amended and restated on June 17, 2008 (the “1999 Plan”). Under the 1999 Plan, with the approval of the Compensation Committee of the Board of Directors, the Company could grant stock options, restricted stock, stock appreciation rights and new shares of common stock upon exercise of stock options. On March 13, 2014, the Company’s stockholders approved an amendment to the 1999 Plan which increased the number of shares of common stock authorized for issuance under the 1999 Plan to a total of 200,000 shares, up from 15,000 previously authorized. On September 15, 2015, the Company’s stockholders approved an additional amendment to the 1999 Plan which increased the number of shares of common stock authorized for issuance under the 1999 Plan to a total of 250,000 shares, up from 200,000 previously authorized. The 1999 Plan expired on June 17, 2018 and no new grants may be made under that plan after that date. However, unexpired awards granted under the 1999 Plan remain outstanding and subject to the terms of the 1999 Plan.

1999 Plan Stock Options

Stock options granted under the 1999 Plan may be ISOs or NSOs. ISOs could be granted only to employees. NSOs could be granted to employees, consultants and directors. Stock options under the 1999 Plan could be granted with a term of up to ten years and at prices no less than fair market value for ISOs and no less than 85% of the fair market value for NSOs. Stock options granted generally vest over one to three years.

The following table summarizes the outstanding stock options under the 1999 Plan for the years ended December 31, 2021 and 2020:

	Outstanding Options
	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
Balances at December 31, 2019	191,706	$93.40
Options cancelled	(134,058)	$113.64
Balances at December 31, 2020	57,648	$46.34
Options cancelled	(21,331)	$53.28
Balances at December 31, 2021	36,317	$42.26	$-	(1)

(1)

Amount represents the difference between the exercise price and $1.04, the closing price of Tenax Therapeutics’ stock on December 31, 2021, as reported on the Nasdaq Capital Market, for all in-the-money options outstanding.

The Company chose the “straight-line” attribution method for allocating compensation costs of each stock option over the requisite service period using the Black-Scholes Option Pricing Model to calculate the grant date fair value.

The Company recorded compensation expense for these stock options grants of $1,290 and $34,498 for the years ended December 31, 2021 and 2020, respectively.

As of December 31, 2021, there were no unrecognized compensation costs related to non-vested stock option awards under the 1999 Plan.

In connection with the retirement of the Company’s former Chief Executive Officer (“CEO”), effective July 13, 2021 (the “Modification Date”), the Company modified the terms of the former CEO’s outstanding stock awards to: (1) accelerate the 152,500 unvested shares underlying his outstanding stock awards immediately as of the Modification Date and (2) extend the period during which his outstanding stock awards for an aggregate of 218,706 shares may be exercised through the earlier of the stock award’s original termination date or the five-year anniversary of the Modification Date.

The Company determined that the extension of the period during which the vested shares may be exercised was a Type 1 modification pursuant to ASC 718, Compensation-Stock Compensation. However, acceleration of vesting and extension of the exercise period for the remaining Stock Awards was a Type 3 modification pursuant to ASC 718 because absent the modification terms, those Stock Awards would have been forfeited as of the former CEO’s retirement date.

On the Modification Date, the Company recognized approximately $187,000 of compensation expense, which is included in General and administrative expense for the year ended December 31, 2021, with respect to these modifications.

Inducement Stock Options

The Company granted two employment inducement stock option awards, one for 100,000 shares of common stock and the other for 250,000 shares of common stock, to its new CEO on July 6, 2021.

The employment inducement stock option for 100,000 shares of common stock was awarded in accordance with the employment inducement award exemption provided by Nasdaq listing rule 5635(c)(4) and was therefore not awarded under the Company’s stockholder approved equity plan. The option award will vest as follows: 50% upon initiation of a Phase 3 trial for levosimendan by June 30, 2022; and 50% upon initiation of a Phase 3 trial for imatinib by June 30, 2022. The options have a 10-year term and an exercise price of $1.97 per share, the July 6, 2021 closing price of our common stock. As of December 31, 2021, none of the vesting milestones have been achieved. The estimated fair value of this inducement stock option award was $178,291 using a Black-Scholes option pricing model based on market prices and the following assumptions at the date of inducement option grant: risk-free interest rate of 1.37%, dividend yield of 0%, volatility factor for our common stock of 103.50% and an expected life of 10 years.

The employment inducement stock option award for 250,000 shares of common stock also was awarded in accordance with the employment inducement award exemption provided by Nasdaq listing rule 5635(c)(4) and was therefore not awarded under the Company’s stockholder approved equity plan. The option award will vest as follows: 25% on the one-year anniversary of the CEO’s employment start date and an additional 25% on each of the following three anniversaries of the CEO’s employment start date, subject to continued employment. The options have a 10-year term and an exercise price of $1.97 per share, the July 6, 2021 closing price of our common stock.

The estimated fair value of this inducement stock option award was $403,180 using a Black-Scholes option pricing model based on market prices and the following assumptions at the date of inducement option grant: risk-free interest rate of 1.13%, dividend yield of 0%, volatility factor for our common stock of 99.36% and an expected life of 7 years.

The Company granted an employment inducement stock option award for 250,000 shares of common stock to our chief medical officer on January 15, 2021. This employment inducement stock option was awarded in accordance with the employment inducement award exemption provided by Nasdaq listing rule 5635(c)(4) and was therefore not awarded under the Company’s stockholder approved equity plan. The option award will vest as follows: 25% upon initiation of a Phase 3 trial; 25% upon database lock; 25% upon acceptance for review of an investigational NDA; and 25% upon approval. The options have a 10-year term and an exercise price of $1.78 per share, the January 15, 2021 closing price of our common stock. As of December 31, 2021, none of the vesting milestones have been achieved. The estimated fair value of the inducement stock option award granted was $402,789 using a Black-Scholes option pricing model based on market prices and the following assumptions at the date of inducement option grant: risk-free interest rate of 1.11%, dividend yield of 0%, volatility factor for our common stock of 103.94% and an expected life of 10 years.

Inducement stock option compensation expense totaled $194,143 for the year ended December 31, 2021. As of December 31, 2021, there was $778,658 of remaining unrecognized compensation expense related to these inducement stock options.